UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

 Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

 Mutual Fund Administration, LLC

 2220 E. Route 66, Suite 226

 Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

 Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

First Trust
Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – OMOAX
Class I Shares – OMOIX

Semi-Annual Report

March 31, 2022

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 773.828.6700

The First Trust Funds

 Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Statements of Cash Flows	26
Financial Highlights	28
Notes to Financial Statements	34
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.8%
	COMMERCIAL BANKS-CENTRAL US — 6.5%
1,494,316	Flagstar Bancorp, Inc.[1]	$63,358,998
580,818	Spirit of Texas Bancshares, Inc.	15,263,897
		78,622,895
	COMMERCIAL BANKS-EASTERN US — 0.1%
28,633	TriState Capital Holdings, Inc.*	951,475

	COMMERCIAL BANKS-SOUTHERN US — 0.0%
2,600	First Horizon Corp.	61,074

	ENTERTAINMENT SOFTWARE — 3.6%
4,680,088	Zynga, Inc. - Class A*,1	43,244,013

	INTERNET APPLICATION SOFTWARE — 3.0%
555,404	Anaplan, Inc.*	36,129,030

	INTERNET SECURITY — 5.0%
762,220	Mimecast Ltd.*,1	60,642,223

	MACHINERY-PUMPS — 4.0%
570,131	SPX FLOW, Inc.[1]	49,156,695

	MEDICAL INFORMATION SYSTEMS — 7.4%
962,159	Cerner Corp.[1]	90,019,596

	OIL COMP-EXPLORATION & PRODUCTION — 0.4%
34,421	Oasis Petroleum, Inc.	5,035,792

	PUBLISHING-BOOKS — 4.7%
2,711,350	Houghton Mifflin Harcourt Co.*,1	56,965,464

	REITS-HEALTH CARE — 0.9%
351,988	Healthcare Trust of America, Inc. - Class A	11,031,304

	S & L/THRIFTS-EASTERN US — 2.4%
1,092,570	Investors Bancorp, Inc.[1]	16,312,070
651,364	People's United Financial, Inc.[1]	13,020,766
		29,332,836
	SPECIFIED PURPOSE ACQUISITIONS — 29.2%
195,867	10X Capital Venture Acquisition Corp. II - Class A*	1,925,373
1,000,031	26 Capital Acquisition Corp.*	9,880,306
35,042	5:01 Acquisition Corp. - Class A*	344,813

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
169,910	7GC & Co. Holdings, Inc. - Class A*	$1,666,817
357,009	Adit EdTech Acquisition Corp.*	3,527,249
774,632	AEA-Bridges Impact Corp. - Class A*	7,668,857
300,000	AF Acquisition Corp. - Class A*	2,925,000
5,730	Ahren Acquisition Corp. - Class A*	56,842
457,589	Alpha Capital Acquisition Co. - Class A*	4,530,131
299,725	Altimeter Growth Corp. II - Class A*	2,943,299
95,000	Altitude Acquisition Corp. - Class A*	945,250
251,330	Americas Technology Acquisition Corp.*	2,583,647
680,697	Apollo Strategic Growth Capital - Class A*	6,772,935
73,705	Archimedes Tech SPAC Partners Co.*	731,891
402,900	ArcLight Clean Transition Corp. II - Class A*	3,996,768
2,070	Ares Acquisition Corp. - Class A*	20,307
85,845	Armada Acquisition Corp. I*	842,998
7,891	Arrowroot Acquisition Corp. - Class A*	76,898
158,000	ARYA Sciences Acquisition Corp. V - Class A*	1,535,760
164,872	Athlon Acquisition Corp. - Class A*	1,615,746
26,200	Atlantic Avenue Acquisition Corp. - Class A*	258,332
6,291	Atlantic Coastal Acquisition Corp. - Class A*	61,463
60,000	Atlas Crest Investment Corp. II - Class A*	589,200
970,391	Aurora Acquisition Corp. - Class A*	9,568,055
296,051	Austerlitz Acquisition Corp. I - Class A*	2,907,221
200,000	Austerlitz Acquisition Corp. II - Class A*	1,956,000
260,292	Avanti Acquisition Corp. - Class A*	2,566,479
900	B Riley Principal 150 Merger Corp. - Class A*	8,928
300,000	Battery Future Acquisition Corp. - Class A*	2,971,500
191,272	BCLS Acquisition Corp. - Class A*	1,887,855
294,566	Benessere Capital Acquisition Corp. - Class A*	3,019,301
25,000	Better World Acquisition Corp.*	256,750
87,836	Big Sky Growth Partners, Inc. - Class A*	853,766
18,377	Biotech Acquisition Co. - Class A*	181,013
17,539	Blue Safari Group Acquisition Corp. - Class A*	176,267
161,874	BlueRiver Acquisition Corp. - Class A*	1,586,365
468,222	BOA Acquisition Corp. - Class A*	4,635,398
507,983	Bridgetown Holdings Ltd. - Class A*	5,008,712
104,300	Broadscale Acquisition Corp. - Class A*	1,025,269
249,999	Carney Technology Acquisition Corp. II - Class A*	2,454,990
941,469	Cartesian Growth Corp. - Class A*	9,292,299
102,571	CC Neuberger Principal Holdings II - Class A*	1,017,504
187,642	CF Acquisition Corp. IV - Class A*	1,838,892
236,300	Churchill Capital Corp. V - Class A*	2,322,829

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
698,664	Churchill Capital Corp. VII - Class A*	$6,839,921
5,700	CHW Acquisition Corp.*	56,430
9,125	Climate Real Impact Solutions II Acquisition Corp. - Class A*	89,334
18,800	Cohn Robbins Holdings Corp. - Class A*	186,872
265,967	Colicity, Inc. - Class A*	2,595,838
12,835	Concord Acquisition Corp. II - Class A*	124,243
254,819	Corner Growth Acquisition Corp. - Class A*	2,502,323
127,239	Crown PropTech Acquisitions - Class A*	1,257,121
116,800	Crucible Acquisition Corp. - Class A*	1,145,808
139,500	DiamondHead Holdings Corp. - Class A*	1,367,100
267	Disruptive Acquisition Corp. I - Class A*	2,611
250,880	DPCM Capital, Inc. - Class A*	2,481,203
752,652	Dynamics Special Purpose Corp. - Class A*	7,432,438
338,835	E.Merge Technology Acquisition Corp. - Class A*	3,354,466
286,398	East Resources Acquisition Co. - Class A*	2,841,068
15,000	EdtechX Holdings Acquisition Corp. II*	151,500
806,394	EJF Acquisition Corp. - Class A*	7,951,045
250,000	Enterprise 4.0 Technology Acquisition Corp. - Class A*	2,485,000
101,973	Epiphany Technology Acquisition Corp. - Class A*	1,001,375
294,975	EQ Health Acquisition Corp. - Class A*	2,890,755
276,959	Equity Distribution Acquisition Corp. - Class A*	2,738,875
167,525	Eucrates Biomedical Acquisition Corp.*	1,648,446
300,000	EVe Mobility Acquisition Corp. - Class A*	2,973,000
300,000	ExcelFin Acquisition Corp. - Class A*	2,991,000
261,006	Far Peak Acquisition Corp. - Class A*	2,594,400
14,535	Fast Acquisition Corp. - Class A*	146,513
110,489	FAST Acquisition Corp. II - Class A*	1,077,268
111,112	Fintech Acquisition Corp. V - Class A*	1,096,675
306,400	Fortress Capital Acquisition Corp. - Class A*	3,027,232
9,000	Fortress Value Acquisition Corp. III - Class A*	88,650
69,119	Forum Merger IV Corp. - Class A*	675,293
445,547	Founder SPAC - Class A*	4,477,747
123,744	Frazier Lifesciences Acquisition Corp. - Class A*	1,216,403
126,348	Frontier Acquisition Corp. - Class A*	1,238,210
633,447	FTAC Athena Acquisition Corp. - Class A*	6,207,781
205,559	FTAC Hera Acquisition Corp. - Class A*	2,012,423
90,000	Fusion Acquisition Corp. II - Class A*	881,100
245,000	Galata Acquisition Corp. - Class A*	2,419,375
100,000	GigCapital5, Inc.*	996,000
156,172	GO Acquisition Corp.*	1,546,103
3,400	Goal Acquisitions Corp.*	33,184

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
47,110	Golden Falcon Acquisition Corp. - Class A*	$462,149
699,440	Haymaker Acquisition Corp. III - Class A*	6,910,467
219,179	Hennessy Capital Investment Corp. V - Class A*	2,143,571
224,527	HIG Acquisition Corp. - Class A*	2,211,591
151,839	Highland Transcend Partners I Corp. - Class A*	1,518,390
493,271	Horizon Acquisition Corp. II - Class A*	4,888,316
15,000	Hudson Executive Investment Corp. II - Class A*	146,850
81,539	HumanCo Acquisition Corp. - Class A*	800,305
323,512	IG Acquisition Corp. - Class A*	3,189,828
732,708	InterPrivate III Financial Partners, Inc. - Class A*	7,239,155
232,506	Khosla Ventures Acquisition Co. - Class A*	2,273,909
125,645	Khosla Ventures Acquisition Co. III - Class A*	1,227,552
200,814	Kingswood Acquisition Corp. - Class A*	2,050,311
280,000	KINS Technology Group, Inc. - Class A*	2,819,600
159,340	Lazard Growth Acquisition Corp. I*	1,561,532
105,350	Lefteris Acquisition Corp. - Class A*	1,037,697
200	Levere Holdings Corp. - Class A*	1,956
15,419	LMF Acquisition Opportunities, Inc. - Class A*	156,040
515,501	Longview Acquisition Corp. II - Class A*	5,031,290
132,973	Lux Health Tech Acquisition Corp. - Class A*	1,311,114
723,236	M3-Brigade Acquisition II Corp. - Class A*	7,066,016
7,245	MDH Acquisition Corp. - Class A*	70,784
22,589	MedTech Acquisition Corp. - Class A*	221,372
61,546	Noble Rock Acquisition Corp. - Class A*	603,151
424,964	North Atlantic Acquisition Corp. - Class A*	4,194,395
131,891	North Mountain Merger Corp. - Class A*	1,304,402
456,917	Northern Star Investment Corp. II - Class A*	4,468,648
56,708	Oaktree Acquisition Corp. II - Class A*	564,245
45,900	Omega Alpha SPAC - Class A*	450,738
16,848	One Equity Partners Open Water I Corp. - Class A*	164,605
353,254	Perception Capital Corp II - Class A*	3,529,007
45,000	Peridot Acquisition Corp II - Class A*	440,100
441,574	Pine Island Acquisition Corp. - Class A*	4,340,672
158,400	Pivotal Investment Corp. III - Class A*	1,549,152
120,787	Plum Acquisition Corp. I - Class A*	1,181,297
210,167	PMV Consumer Acquisition Corp.*	2,076,450
221,953	Population Health Investment Co., Inc. - Class A*	2,186,237
58,817	Portage Fintech Acquisition Corp. - Class A*	576,995
300,000	Prime Impact Acquisition I - Class A*	2,967,000
94,500	Prospector Capital Corp. - Class A*	926,100
50,000	Pyrophyte Acquisition Corp. - Class A*	497,000

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
426,314	Quantum FinTech Acquisition Corp.*	$4,211,982
168,936	Research Alliance Corp. II - Class A*	1,648,815
154,800	RMG Acquisition Corp. III - Class A*	1,517,040
13,214	Sarissa Capital Acquisition Corp. - Class A*	130,819
134,158	ScION Tech Growth I - Class A*	1,317,432
290,000	Seaport Global Acquisition II Corp. - Class A*	2,873,900
46,973	Silver Crest Acquisition Corp. - Class A*	461,745
300,404	Silver Spike Acquisition Corp. II - Class A*	2,940,955
200	Skydeck Acquisition Corp. - Class A*	1,946
126,020	Social Capital Hedosophia Holdings Corp. IV - Class A*	1,258,940
509,126	Social Capital Hedosophia Holdings Corp. VI - Class A*	5,142,173
20,889	Social Capital Suvretta Holdings Corp. I - Class A*	206,592
94,313	Social Capital Suvretta Holdings Corp. III - Class A*	931,812
204,287	Social Leverage Acquisition Corp. I - Class A*	1,999,970
255,765	Software Acquisition Group, Inc. III - Class A*	2,551,256
303,796	Sports Ventures Acquisition Corp. - Class A*	3,004,542
273,915	Spring Valley Acquisition Corp. - Class A*	2,867,890
1,007	Stratim Cloud Acquisition Corp. - Class A*	9,828
310,200	SVF Investment Corp. - Class A*	3,039,960
774,177	SVF Investment Corp. III - Class A*	7,672,094
434,213	Tailwind Acquisition Corp. - Class A*	4,296,538
150,000	Target Global Acquisition I Corp. - Class A*	1,488,000
25,442	Tech and Energy Transition Corp. - Class A*	248,441
332,416	Tekkorp Digital Acquisition Corp. - Class A*	3,277,622
100,000	Thunder Bridge Capital Partners IV, Inc. - Class A*	988,000
139,110	Tiga Acquisition Corp. - Class A*	1,425,877
54,000	TLG Acquisition One Corp. - Class A*	528,660
131,940	Trepont Acquisition Corp. I - Class A*	1,326,657
415,389	Tuatara Capital Acquisition Corp. - Class A*	4,108,197
27,328	Turmeric Acquisition Corp. - Class A*	269,181
25,000	VectoIQ Acquisition Corp. II - Class A*	246,000
286,937	Ventoux CCM Acquisition Corp.*	2,899,498
436,571	Vy Global Growth - Class A*	4,322,053
		353,451,808
	TRANSPORT-RAIL — 1.6%
806,255	Cornerstone Building Brands, Inc.*	19,608,122
	TOTAL COMMON STOCKS
	(Cost $844,061,657)	834,252,327

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	UNITS — 4.9%
	SPECIFIED PURPOSE ACQUISITIONS — 4.9%
45,000	10X Capital Venture Acquisition Corp. III*	$450,000
117,323	7GC & Co. Holdings, Inc.*	1,159,151
33,120	Agile Growth Corp.*	325,238
25,000	Apeiron Capital Investment Corp.*	250,000
25,000	Arbor Rapha Capital Bioholdings Corp. I*	251,750
25,000	Arena Fortify Acquisition Corp.*	250,000
135,000	Atlantic Coastal Acquisition Corp. II*	1,348,650
90,000	Authentic Equity Acquisition Corp.*	894,600
100,000	Banyan Acquisition Corp.*	1,001,000
50,000	BioPlus Acquisition Corp.*	499,500
150,000	Black Mountain Acquisition Corp.*	1,510,560
40,000	Blockchain Coinvestors Acquisition Corp. I*	402,000
45,000	C5 Acquisition Corp.*	454,500
20,000	Cactus Acquisition Corp. I Ltd.*	201,800
180,000	Cartica Acquisition Corp.*	1,818,000
30,000	Chain Bridge I*	300,300
138,750	Clarim Acquisition Corp.*	1,365,300
22,500	COVA Acquisition Corp.*	222,075
150,000	Direct Selling Acquisition Corp.*	1,513,500
15,000	DP Cap Acquisition Corp. I*	150,000
67,500	EdtechX Holdings Acquisition Corp. II*	678,375
180,000	Empowerment & Inclusion Capital I Corp.*	1,782,000
63,432	EQ Health Acquisition Corp.*	625,440
176,000	ESGEN Acquisition Corp.*	1,781,120
210,000	European Biotech Acquisition Corp.*	2,053,800
50,000	Finnovate Acquisition Corp.*	505,500
200,000	Forum Merger IV Corp.*	1,968,000
83,940	GigCapital5, Inc.*	851,991
75,000	Golden Arrow Merger Corp.*	735,000
45,000	HH&L Acquisition Co.*	443,700
100,000	Hunt Cos. Acquisition Corp. I*	1,010,000
90,000	InFinT Acquisition Corp.*	899,100
25,000	Innovative International Acquisition Corp.*	251,500
50,000	Intelligent Medicine Acquisition Corp.*	505,500
111,779	Jaws Juggernaut Acquisition Corp.*	1,104,377
36,000	KL Acquisition Corp.*	352,800
90,000	LF Capital Acquisition Corp. II*	902,700
67,500	LightJump Acquisition Corp.*	676,350
30,000	LMF Acquisition Opportunities, Inc.*	307,800
112,600	Monument Circle Acquisition Corp.*	1,112,488
48,600	Moringa Acquisition Corp.*	478,710

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
149,800	Motive Capital Corp. II*	$1,527,960
350,000	Newcourt Acquisition Corp.*	3,500,000
200,000	Onyx Acquisition Co. I*	2,016,000
175,000	Orion Biotech Opportunities Corp.*	1,806,000
49,600	Papaya Growth Opportunity Corp. I*	496,496
385,000	Patria Latin American Opportunity Acquisition Corp.*	3,873,100
45,000	Phoenix Biotech Acquisition Corp.*	453,150
58,500	Progress Acquisition Corp.*	579,735
54	RMG Acquisition Corp. III*	534
150,000	Rose Hill Acquisition Corp.*	1,518,000
175,000	Sanaby Health Acquisition Corp. I*	1,762,250
180,000	Sarissa Capital Acquisition Corp.*	1,787,400
172,000	ScION Tech Growth I*	1,699,360
100,000	Semper Paratus Acquisition Corp.*	1,010,000
25,000	Sizzle Acquisition Corp.*	250,500
13,500	Stratim Cloud Acquisition Corp.*	132,300
185,000	Tailwind International Acquisition Corp.*	1,822,250
20,000	TG Venture Acquisition Corp.*	202,000
10,000	Thrive Acquisition Corp.*	100,900
185,000	Z-Work Acquisition Corp.*	1,825,950
		59,758,060
	TOTAL UNITS
	(Cost $60,230,367)	59,758,060

	WARRANTS — 0.0%
108,665	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*	12,279
74,635	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	18,651
61,185	Battery Future Acquisition Corp., Expiration Date: May 25, 2023*	16,514
122,559	Enterprise 4.0 Technology Acquisition Corp., Expiration Date: September 24, 2023*	42,896
15,285	North Atlantic Acquisition Corp., Expiration Date: October 20, 2025*	4,980
134,500	Perception Capital Corp II, Expiration Date: December 31, 2028*	33,612
44,485	Software Acquisition Group, Inc. III, Expiration Date: December 31, 2027*	10,783
	TOTAL WARRANTS
	(Cost $0)	139,715

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 27.1%
327,946,888	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.23%[2]	$327,946,888

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $327,946,888)	327,946,888

	TOTAL INVESTMENTS — 100.8%
	(Cost $1,232,238,912)	1,222,096,990

	Liabilities in Excess of Other Assets — (0.8)%	(10,173,691)
	TOTAL NET ASSETS — 100.0%	$1,211,923,299

	SECURITIES SOLD SHORT — (11.8)%
	COMMON STOCKS — (11.8)%
	CHEMICALS-SPECIALTY — (0.2)%
(85,688)	GCP Applied Technologies, Inc.*	(2,692,317)

	COMMERCIAL BANKS-EASTERN US — (2.3)%
(76,861)	M&T Bank Corp.	(13,027,939)
(324,494)	Citizens Financial Group, Inc.	(14,709,313)
		(27,737,252)
	COMMERCIAL BANKS-SOUTHERN US — (1.3)%
(586,507)	Simmons First National Corp. - Class A	(15,378,214)

	ENTERTAINMENT SOFTWARE — (1.5)%
(116,546)	Take-Two Interactive Software, Inc.*	(17,917,782)

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.0)%
(7,158)	Raymond James Financial, Inc.	(786,736)

	OIL COMP-EXPLORATION & PRODUCTION — (0.4)%
(59,612)	Whiting Petroleum Corp.	(4,858,974)

	REITS-HEALTH CARE — (0.8)%
(351,988)	Healthcare Realty Trust, Inc.	(9,672,630)

	S & L/THRIFTS-EASTERN US — (5.3)%
(5,999,830)	New York Community Bancorp, Inc.	(64,318,178)
	TOTAL COMMON STOCKS
	(Proceeds $154,759,680)	(143,362,083)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $154,759,680)	$(143,362,083)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
	Altimeter Growth Corp. II
	Exercise Price: $10.00, Notional Amount: $(1,350,000),
(1,350)	Expiration Date: April 14, 2022*	$(5,400)
	Anaplan, Inc.
	Exercise Price: $65.00, Notional Amount: $(2,444,000),
(376)	Expiration Date: April 14, 2022*	(9,024)
	Exercise Price: $70.00, Notional Amount: $(7,658,000),
(1,094)	Expiration Date: April 14, 2022*	(5,470)
	Exercise Price: $65.00, Notional Amount: $(39,000),
(6)	Expiration Date: May 20, 2022*	(300)
	Exercise Price: $67.50, Notional Amount: $(1,701,000),
(252)	Expiration Date: May 20, 2022*	(2,268)
	Exercise Price: $67.50, Notional Amount: $(850,500),
(126)	Expiration Date: August 19, 2022*	(3,150)
	Bridgetown Holdings Ltd.
	Exercise Price: $10.00, Notional Amount: $(900,000),
(900)	Expiration Date: April 14, 2022*	(2,250)
	Exercise Price: $10.00, Notional Amount: $(644,000),
(644)	Expiration Date: July 15, 2022*	(5,152)
	CC Neuberger Principal Holdings II
	Exercise Price: $10.00, Notional Amount: $(8,000),
(8)	Expiration Date: May 20, 2022*	(120)
	Citrix Systems, Inc.
	Exercise Price: $105.00, Notional Amount: $(6,720,000),
(640)	Expiration Date: June 17, 2022*	(6,400)
	Exercise Price: $105.00, Notional Amount: $(294,000),
(28)	Expiration Date: September 16, 2022*	(630)
	Exercise Price: $105.00, Notional Amount: $(52,500),
(5)	Expiration Date: January 20, 2023*	(300)
	DPCM Capital, Inc.
	Exercise Price: $10.00, Notional Amount: $(48,000),
(48)	Expiration Date: July 15, 2022*	(2,520)
	Far Peak Acquisition Corp.
	Exercise Price: $11.00, Notional Amount: $(774,400),
(704)	Expiration Date: April 14, 2022*	(1,760)
	Horizon Acquisition Corp. II
	Exercise Price: $10.00, Notional Amount: $(1,435,000),
(1,435)	Expiration Date: April 14, 2022*	(7,175)
	Exercise Price: $10.00, Notional Amount: $(1,467,000),
(1,467)	Expiration Date: July 15, 2022*	(20,538)
	Houghton Mifflin Harcourt Company
	Exercise Price: $22.50, Notional Amount: $(1,140,750),
(507)	Expiration Date: April 14, 2022*	(10,140)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Exercise Price: $22.50, Notional Amount: $(12,685,500),
(5,638)	Expiration Date: May 20, 2022*	$(169,140)
	Exercise Price: $25.00, Notional Amount: $(890,000),
(356)	Expiration Date: May 20, 2022*	(5,340)
	Exercise Price: $22.50, Notional Amount: $(9,868,500),
(4,386)	Expiration Date: June 17, 2022*	(153,510)
	Exercise Price: $25.00, Notional Amount: $(875,000),
(350)	Expiration Date: June 17, 2022*	(7,000)
	Exercise Price: $22.50, Notional Amount: $(7,751,250),
(3,445)	Expiration Date: September 16, 2022*	(155,025)
	Exercise Price: $25.00, Notional Amount: $(255,000),
(102)	Expiration Date: September 16, 2022*	(2,040)
	Exercise Price: $22.50, Notional Amount: $(13,515,750),
(6,007)	Expiration Date: January 20, 2023*	(330,385)
	Exercise Price: $25.00, Notional Amount: $(257,500),
(103)	Expiration Date: January 20, 2023*	(2,060)
	Mimecast Ltd.
	Exercise Price: $80.00, Notional Amount: $(680,000),
(85)	Expiration Date: April 14, 2022*	(213)
	Exercise Price: $80.00, Notional Amount: $(14,736,000),
(1,842)	Expiration Date: May 20, 2022*	(18,420)
	Exercise Price: $80.00, Notional Amount: $(4,808,000),
(601)	Expiration Date: June 17, 2022*	(10,517)
	Exercise Price: $80.00, Notional Amount: $(120,000),
(15)	Expiration Date: August 19, 2022*	(338)
	Exercise Price: $80.00, Notional Amount: $(4,104,000),
(513)	Expiration Date: November 18, 2022*	(5,130)
	Exercise Price: $80.00, Notional Amount: $(3,400,000),
(425)	Expiration Date: December 16, 2022*	(2,125)
	Exercise Price: $85.00, Notional Amount: $(229,500),
(27)	Expiration Date: December 16, 2022*	(270)
	Pine Island Acquisition Corp.
	Exercise Price: $10.00, Notional Amount: $(1,497,000),
(1,497)	Expiration Date: April 14, 2022*	(3,742)
	Exercise Price: $10.00, Notional Amount: $(177,000),
(177)	Expiration Date: May 20, 2022*	(443)
	Exercise Price: $10.00, Notional Amount: $(963,000),
(963)	Expiration Date: June 17, 2022*	(7,222)
	Exercise Price: $10.00, Notional Amount: $(263,000),
(263)	Expiration Date: July 15, 2022*	(2,630)
	Social Capital Hedosophia Holdings Corp. IV
	Exercise Price: $10.00, Notional Amount: $(1,258,000),
(1,258)	Expiration Date: July 15, 2022*	(25,160)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Social Capital Hedosophia Holdings Corp. VI
	Exercise Price: $10.00, Notional Amount: $(2,350,000),
(2,350)	Expiration Date: April 14, 2022*	$(28,200)
	Exercise Price: $10.00, Notional Amount: $(2,741,000),
(2,741)	Expiration Date: May 20, 2022*	(57,561)
	Vy Global Growth
	Exercise Price: $10.00, Notional Amount: $(906,000),
(906)	Expiration Date: June 17, 2022*	(9,060)
	TOTAL CALL OPTIONS
	(Proceeds $997,862)	(1,078,128)
	PUT OPTIONS — (0.0)%
	Anaplan, Inc.
	Exercise Price: $62.50, Notional Amount: $(25,000),
(4)	Expiration Date: April 14, 2022*	(20)
	Exercise Price: $60.00, Notional Amount: $(294,000),
(49)	Expiration Date: May 20, 2022*	(735)
	Exercise Price: $62.50, Notional Amount: $(200,000),
(32)	Expiration Date: May 20, 2022*	(960)
	Exercise Price: $65.00, Notional Amount: $(1,267,500),
(195)	Expiration Date: May 20, 2022*	(7,800)
	TOTAL PUT OPTIONS
	(Proceeds $17,842)	(9,515)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,015,704)	$(1,087,643)

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $242,686,187, which represents 20.0% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Specified Purpose Acquisitions	29.2%
Medical Information Systems	7.4%
Commercial Banks-Central US	6.5%
Internet Security	5.0%
Publishing-Books	4.7%
Machinery-Pumps	4.0%
Entertainment Software	3.6%
Internet Application Software	3.0%
S & L/Thrifts-Eastern US	2.4%
Transport-Rail	1.6%
REITS-Health Care	0.9%
Oil Comp-Exploration & Production	0.4%
Commercial Banks-Eastern US	0.1%
Commercial Banks-Southern US	0.0%
Total Common Stocks	68.8%
Units	4.9%
Warrants	0.0%
Short-Term Investments	27.1%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.6%
	Carvana Auto Receivables Trust
$100,000	Series 2021-N1, Class E, 2.880%, 1/10/2028[1,2]	$95,595
100,000	Series 2022-N1, Class E, 6.010%, 12/11/2028[1,2]	97,753
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.060%, 12/15/2028[1,2]	237,252
250,000	Greystone CRE Notes Ltd. Series 2021-HC2, Class D, 4.396% (1-Month USD Libor+400 basis points), 12/15/2039[1,2,3]	241,060
250,000	Home RE Ltd. Series 2021-2, Class M2, 3.349% (SOFR30A+325 basis points), 1/25/2034[1,2,3,4]	233,805
491,624	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.937% (1-Month USD Libor+48 basis points), 3/25/2037[2,3]	164,654
1,000,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class D, 7.379% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3]	999,921
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 3.007% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3,4]	246,105
250,000	Oaktown Re VII Ltd. Series 2021-2, Class M1B, 2.999% (SOFR30A+290 basis points), 4/25/2034[1,2,3]	241,862
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,4]	425,893
95,709	Traingle Re Ltd. Series 2021-1, Class M1B, 3.456% (1-Month USD Libor+300 basis points), 8/25/2033[1,2,3]	95,698
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.150%, 11/20/2031[1,2]	182,990
150,000	Veros Auto Receivables Trust Series 2022-1, Class D, 0.000%, 7/16/2029[1,2]	150,665
150,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[1,2]	150,043
382,472	Western Mortgage Reference Notes Series 2021-CL2, Class M4, 5.449% (SOFR30A+535 basis points), 7/25/2059[1,2,3,4]	377,251
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,100,395)	3,940,547

Number of Shares
	CLOSED-END FUNDS — 0.0%
1	Royce Micro-Cap Trust, Inc.	10
	TOTAL CLOSED-END FUNDS
	(Cost $9)	10

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.7%
	Alternative Loan Trust
$34,381	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	$32,677
5,366,953	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	69,738
227,087	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	121,329
39,018	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.769% (1-Month USD Libor+32 basis points), 2/20/2047[2,3]	38,145
141,494	Bear Stearns Trust Series 2005-7, Class 22A1, 2.874%, 9/25/2035[2,4]	104,508
250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.556% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,4]	246,525
250,000	Series 2022-1, Class M2, 4.699% (SOFR30A+460 basis points), 1/26/2032[1,2,3]	233,034
250,000	Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class F, 4.147% (1-Month USD Libor+375 basis points), 10/15/2036[1,3]	246,028
358,904	Citigroup Mortgage Loan Trust Series 2007-6, Class 1A2A, 2.974%, 3/25/2037[2,4]	296,049
394,570	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	269,348
893,964	CSMC Trust Series 2017-RPL3, Class B5, 4.365%, 8/1/2057[1,2,4]	874,386
292,466	DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A, 0.649% (1-Month USD Libor+20 basis points), 10/19/2036[2,3]	226,859
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	249,291
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.849% (SOFR30A+375 basis points), 1/25/2051[1,2,3,4]	95,313
250,000	Freddie Mac STACR REMIC Trust Series 2021-HQA4, Class B2, 7.099% (SOFR30A+700 basis points), 12/25/2041[1,2,3,4]	223,320
183,097	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.137%, 8/25/2048[1,2,4]	165,088
214,980	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.637% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	205,680
	HarborView Mortgage Loan Trust
107,452	Series 2006-13, Class A, 0.629% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	84,573
69,229	Series 2006-14, Class 2A1A, 0.599% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	64,447
176,516	Impac CMB Trust Series 2004-10, Class 3A1, 1.156% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	170,332

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,469	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.262%, 6/25/2037[2,4]	$1,265
106,604	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.817% (1-Month USD Libor+36 basis points), 6/25/2037[2,3]	71,558
516,951	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.602%, 11/25/2035[2,4]	486,031
	MASTR Alternative Loan Trust
530,473	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	327,495
227,480	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	151,675
250,000	Med Trust Series 2021-MDLN, Class F, 4.397% (1-Month USD Libor+400 basis points), 11/15/2038[1,3,4]	245,104
442,776	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.797% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	175,898
	RALI Trust
110,350	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	104,885
233,739	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	214,032
151,484	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	143,871
367,791	Series 2005-QS13, Class 2A1, 1.156% (1-Month USD Libor+70 basis points), 9/25/2035[2,3]	312,349
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	234,740
312,089	Wells Fargo Alternative Loan Series 2005-1, Class 3A1, 5.500%, 2/25/2035[2]	280,147
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,321,708)	6,765,720

Number of Shares
	COMMON STOCKS — 22.0%
	BUILDING PRODUCTS-DOORS/WINDOWS — 0.7%
9,268	Cornerstone Building Brands, Inc.*	225,398

	COMMERCIAL BANKS-CENTRAL US — 2.9%
17,322	Flagstar Bancorp, Inc.[5]	734,453
5,973	Spirit of Texas Bancshares, Inc.	156,970
		891,423
	COMMERCIAL BANKS-EASTERN US — 0.0%
313	TriState Capital Holdings, Inc.*	10,401

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT SOFTWARE — 1.5%
49,345	Zynga, Inc. - Class A*,5	$455,948

	INTERNET APPLICATION SOFTWARE — 1.1%
5,480	Anaplan, Inc.*	356,474

	INTERNET SECURITY — 2.0%
8,003	Mimecast Ltd.*,5,6	636,719

	MACHINERY-PUMPS — 1.5%
5,551	SPX FLOW, Inc.[5]	478,607

	MEDICAL INFORMATION SYSTEMS — 2.9%
9,636	Cerner Corp.[5]	901,544

	OIL COMP-EXPLORATION & PRODUCTION — 0.2%
405	Oasis Petroleum, Inc.	59,252

	PUBLISHING-BOOKS — 1.8%
27,038	Houghton Mifflin Harcourt Co.*,5	568,068

	REITS-HEALTH CARE — 0.4%
3,604	Healthcare Trust of America, Inc. -Class A	112,949

	S & L/THRIFTS-EASTERN US — 1.0%
11,115	Investors Bancorp, Inc.	165,947
6,798	People's United Financial, Inc.	135,892
		301,839
	SPECIFIED PURPOSE ACQUISITIONS — 6.0%
7,508	26 Capital Acquisition Corp.*	74,179
7,500	Adit EdTech Acquisition Corp.*	74,100
7,583	AEA-Bridges Impact Corp. - Class A*,6	75,072
7,588	Alpha Capital Acquisition Co. - Class A*,6	75,121
254	Altimeter Growth Corp. II - Class A*,6	2,494
8,000	Apollo Strategic Growth Capital - Class A*,6	79,600
7,504	ArcLight Clean Transition Corp. II - Class A*,6	74,440
1,102	Armada Acquisition Corp. I*	10,822
82	Atlantic Coastal Acquisition Corp. -Class A*	801
7,449	Aurora Acquisition Corp. - Class A*,6	73,447
7,490	Benessere Capital Acquisition Corp. -Class A*	76,772
231	Blue Safari Group Acquisition Corp. - Class A*,6	2,322
6,152	BOA Acquisition Corp. - Class A*	60,905
200	Bridgetown Holdings Ltd. -Class A*,6	1,972

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
7,566	Cartesian Growth Corp. - Class A*,6	$74,676
124	CC Neuberger Principal Holdings II - Class A*,6	1,230
3,392	Crown PropTech Acquisitions - Class A*,6	33,513
8,004	Dynamics Special Purpose Corp. -Class A*	79,039
8,123	EJF Acquisition Corp. - Class A*,6	80,093
122	Far Peak Acquisition Corp. - Class A*,6	1,213
818	Fintech Acquisition Corp. V -Class A*	8,074
7,493	Founder SPAC - Class A*,6	75,305
6,965	FTAC Athena Acquisition Corp. - Class A*,6	68,257
7,546	Haymaker Acquisition Corp. III -Class A*	74,554
3,832	Hennessy Capital Investment Corp. V -Class A*	37,477
7,101	Highland Transcend Partners I Corp. - Class A*,6	71,010
43	Horizon Acquisition Corp. II - Class A*,6	426
7,232	InterPrivate III Financial Partners, Inc. -Class A*	71,452
4,500	Longview Acquisition Corp. II -Class A*	43,920
4,000	Lux Health Tech Acquisition Corp. -Class A*	39,440
4,500	M3-Brigade Acquisition II Corp. -Class A*	43,965
4,500	Northern Star Investment Corp. II -Class A*	44,010
173	One Equity Partners Open Water I Corp. -Class A*	1,690
123	Pine Island Acquisition Corp. -Class A*	1,209
7,507	Quantum FinTech Acquisition Corp.*	74,169
289	Silver Crest Acquisition Corp. - Class A*,6	2,841
230	Social Capital Suvretta Holdings Corp. I - Class A*,6	2,275
1,162	Social Capital Suvretta Holdings Corp. III - Class A*,6	11,481
3,323	Sports Ventures Acquisition Corp. - Class A*,6	32,864
7,634	SVF Investment Corp. III - Class A*,6	75,653
7,429	Tuatara Capital Acquisition Corp. - Class A*,6	73,473
2,464	Tuscan Holdings Corp. II*	27,745
4,500	Ventoux CCM Acquisition Corp.*	45,472
		1,878,573
	TOTAL COMMON STOCKS
	(Cost $6,939,356)	6,877,195

Principal Amount
	CORPORATE BONDS — 3.6%
	FINANCIALS — 3.6%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	301,106
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	303,188

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	$300,765
230,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/2026[2]	226,174
		1,131,233
	TOTAL CORPORATE BONDS
	(Cost $1,128,714)	1,131,233

Number of Shares
	SHORT-TERM INVESTMENTS — 38.9%
12,173,355	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.23%[5,7]	12,173,355
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,173,355)	12,173,355
	TOTAL INVESTMENTS — 98.8%
	(Cost $31,663,537)	30,888,060
	Assets in Excess of Other Liabilities — 1.2%	384,373
	TOTAL NET ASSETS — 100.0%	$31,272,433

	SECURITIES SOLD SHORT — (5.0)%
	COMMON STOCKS — (5.0)%
	CHEMICALS-SPECIALTY — (0.1)%
(914)	GCP Applied Technologies, Inc.*	(28,718)

	COMMERCIAL BANKS-EASTERN US — (0.9)%
(3,301)	Citizens Financial Group, Inc.	(149,634)
(801)	M&T Bank Corp.	(135,770)
		(285,404)
	COMMERCIAL BANKS-SOUTHERN US — (0.5)%
(6,031)	Simmons First National Corp. - Class A	(158,133)

	ENTERTAINMENT SOFTWARE — (0.6)%
(1,233)	Take-Two Interactive Software, Inc.*	(189,561)

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.0)%
(78)	Raymond James Financial, Inc.	(8,573)

	OIL COMP-EXPLORATION & PRODUCTION — (0.2)%
(700)	Whiting Petroleum Corp.	(57,057)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)

	REITS-HEALTH CARE — (0.3)%
(3,604)	Healthcare Realty Trust, Inc.	$(99,038)

	S & L/THRIFTS-EASTERN US — (2.4)%
(69,548)	New York Community Bancorp, Inc.	(745,554)
	TOTAL COMMON STOCKS
	(Proceeds $1,701,750)	(1,572,038)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,701,750)	$(1,572,038)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Anaplan, Inc.
(12)	Exercise Price: $70.00, Notional Amount: $(84,000), Expiration Date: April 14, 2022*	(60)
(4)	Exercise Price: $65.00, Notional Amount: $(26,000), Expiration Date: April 14, 2022*	(96)
(2)	Exercise Price: $67.50, Notional Amount: $(13,500), Expiration Date: May 20, 2022*	(18)
(1)	Exercise Price: $67.50, Notional Amount: $(6,750), Expiration Date: August 19, 2022*	(25)
	Citrix Systems, Inc.
(8)	Exercise Price: $105.00, Notional Amount: $(84,000), Expiration Date: June 17, 2022*	(80)
	Houghton Mifflin Harcourt Company
(4)	Exercise Price: $22.50, Notional Amount: $(9,000), Expiration Date: April 14, 2022*	(80)
(58)	Exercise Price: $22.50, Notional Amount: $(130,500), Expiration Date: May 20, 2022*	(1,740)
(3)	Exercise Price: $25.00, Notional Amount: $(7,500), Expiration Date: May 20, 2022*	(45)
(43)	Exercise Price: $22.50, Notional Amount: $(96,750), Expiration Date: June 17, 2022*	(1,505)
(3)	Exercise Price: $25.00, Notional Amount: $(7,500), Expiration Date: June 17, 2022*	(60)
(34)	Exercise Price: $22.50, Notional Amount: $(76,500), Expiration Date: September 16, 2022*	(1,530)
(1)	Exercise Price: $25.00, Notional Amount: $(2,500), Expiration Date: September 16, 2022*	(20)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(59)	Exercise Price: $22.50, Notional Amount: $(132,750), Expiration Date: January 20, 2023*	$(3,245)
(1)	Exercise Price: $25.00, Notional Amount: $(2,500), Expiration Date: January 20, 2023*	(20)
	Mimecast Ltd.
(23)	Exercise Price: $80.00, Notional Amount: $(184,000), Expiration Date: May 20, 2022*	(230)
(6)	Exercise Price: $80.00, Notional Amount: $(48,000), Expiration Date: June 17, 2022*	(105)
(5)	Exercise Price: $80.00, Notional Amount: $(40,000), Expiration Date: November 18, 2022*	(50)
(4)	Exercise Price: $80.00, Notional Amount: $(32,000), Expiration Date: December 16, 2022*	(20)
	Pine Island Acquisition Corp.
(1)	Exercise Price: $10.00, Notional Amount: $(1,000), Expiration Date: April 14, 2022*	(3)
	TOTAL CALL OPTIONS
	(Proceeds $7,198)	(8,932)
	PUT OPTIONS — (0.0)%
	Anaplan, Inc.
(2)	Exercise Price: $65.00, Notional Amount: $(13,000), Expiration Date: May 20, 2022*	(80)
	TOTAL PUT OPTIONS
	(Proceeds $161)	(80)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $7,359)	$(9,012)

REMIC — Real Estate Mortgage Investment Conduit

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,889,828, which represents 22.03% of total net assets of the Fund.
[2]	Callable.
[3]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $2,590,314, which represents 8.3% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	12.6%
Closed-End Funds	0.0%
Collateralized Mortgage Obligations	21.7%
Common Stocks
Financials	9.9%
Technology	6.0%
Communications	3.3%
Industrials	1.5%
Consumer Discretionary	0.7%
Real Estate	0.4%
Energy	0.2%
Total Common Stocks	22.0%
Corporate Bonds	3.6%
Short-Term Investments	38.9%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,232,238,912	$31,663,537
Investments, at value	$1,222,096,990	$30,888,060
Cash deposited with brokers for securities sold short and written options contracts	146,888,225	2,288,033
Receivables:
Investment securities sold	13,660,304	6,142
Fund shares sold	8,969,407	46,981
Dividends and interest	257,123	53,412
Prepaid expenses	45,358	43,851
Total assets	1,391,917,407	33,326,479
Liabilities:
Securities sold short, proceeds	$154,759,680	$1,701,750
Written options contracts, proceeds	1,015,704	7,359
Securities sold short, at value	$143,362,083	$1,572,038
Written options contracts, at value	1,087,643	9,012
Payables:
Investment securities purchased	33,323,691	304,697
Fund shares redeemed	555,432	114,751
Advisory fees	1,119,970	31,292
Shareholder servicing fees (Note 8)	33,425	944
Distribution fees (Note 7)	13,238	316
Fund services fees	285,931	-
Dividends and interest on securities sold short	126,532	1,331
Trustees' deferred compensation (Note 3)	38,604	9,455
Legal fees	12,645	301
Auditing fees	7,482	6,328
Trustees' fees and expenses	5,820	822
Shareholder reporting fees	2,821	532
Chief Compliance Officer fees	2,037	1,460
Accrued other expenses	16,754	767
Total liabilities	179,994,108	2,054,046
Net Assets	$1,211,923,299	$31,272,433
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,211,555,160	$33,047,968
Total distributable earnings (accumulated deficit)	368,139	(1,775,535)
Net Assets	$1,211,923,299	$31,272,433
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$66,315,893	$1,167,182
Number of shares issued and outstanding	6,358,244	46,914
Redemption price per share*	$10.43	$24.88
Maximum sales charge (5.75%, 5.00%, respectively, of offering price)**	0.64	1.31
Maximum offering price to public	$11.07	$26.19
Class I Shares:
Net assets applicable to shares outstanding	$1,145,607,406	$30,105,251
Number of shares issued and outstanding	107,915,035	1,186,035
Redemption price per share	$10.62	$25.38

*	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	No sales charge applies on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced for the First Trust Merger Arbitrage Fund. On sales of $50,000 or more, the sales charge will be reduced for the First Trust Multi-Strategy Fund.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends	$2,832,618	$354,958
Interest	22,253	403,134
Total investment income	2,854,871	758,092

Expenses:
Advisory fees	4,991,090	214,424
Shareholder servicing fees Class A (Note 8)	42,745	1,276
Shareholder servicing fees Class I (Note 8)	275,217	13,205
Distribution fees - (Note 7)	76,331	2,127
Dividends on securities sold short	1,842,328	28,257
Fund services fees	535,041	23,552
Interest expense	242,395	3,833
Registration fees	50,094	16,666
Legal fees	42,964	8,379
Shareholder reporting fees	32,247	11,507
Miscellaneous	14,916	1,490
Trustees' fees and expenses	14,530	923
Insurance fees	11,731	564
Chief Compliance Officer fees	10,478	11,128
Auditing fees	7,480	6,347
Total expenses	8,189,587	343,678
Advisory fees recovered	8,524	-
Fees paid indirectly (Note 3)	(4,709)	(35,834)
Net expenses	8,193,402	307,844
Net investment income (loss)	(5,338,531)	450,248

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	18,421,057	(64,222)
Purchased options contracts	15,388	236
Securities sold short	(8,067,349)	(173,085)
Written options contracts	901,366	3,762
Net realized gain (loss)	11,270,462	(233,309)
Net change in unrealized appreciation/depreciation on:
Investments	(9,663,306)	(895,932)
Securities sold short	15,357,611	251,122
Written options contracts	(145,100)	(1,848)
Net change in unrealized appreciation/depreciation	5,549,205	(646,658)
Net realized and unrealized gain (loss)	16,819,667	(879,967)
Net Increase (Decrease) in Net Assets from Operations	$11,481,136	$(429,719)

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,338,531)	$(544,284)
Net realized gain	11,270,462	54,186,679
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	5,549,205	(7,148,307)
Net increase in net assets resulting from operations	11,481,136	46,494,088

Distributions to Shareholders:
Distributions:
Class A	(4,692,018)	(384,641)
Class I	(49,749,615)	(3,779,861)
Total distributions to shareholders	(54,441,633)	(4,164,502)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,590,426	24,040,095
Class I	625,292,138	239,222,041
Reinvestment of distributions:
Class A	4,596,214	374,347
Class I	41,128,488	3,145,463
Cost of shares redeemed:
Class A1	(11,162,219)	(15,605,297)
Class I2	(108,568,061)	(140,232,886)
Net increase in net assets from capital transactions	571,876,986	110,943,763

Total increase in net assets	528,916,489	153,273,349

Net Assets:
Beginning of period	683,006,810	529,733,461
End of period	$1,211,923,299	$683,006,810
Capital Share Transactions:
Shares sold:
Class A	1,934,929	2,192,987
Class I	58,874,988	21,368,580
Shares reinvested:
Class A	444,079	35,961
Class I	3,905,839	297,584
Shares redeemed:
Class A	(1,061,696)	(1,434,678)
Class I	(10,062,033)	(12,841,642)
Net increase in capital share transactions	54,036,106	9,618,792

[1]	Net of redemption fee proceeds of $766 and $2,160, respectively.
[2]	Net of redemption fee proceeds of $17,823 and $6,164, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$450,248	$1,383,476
Net realized gain (loss)	(233,309)	3,407,685
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	(646,658)	467,336
Net increase from payment by affiliates (Note 3)	—	440
Net increase (decrease) in net assets resulting from operations	(429,719)	5,258,937

Distributions to Shareholders:
Distributions:
Class A	(34,974)	(68,636)
Class I	(811,787)	(1,268,427)
From return of capital:
Class A	—	(29,877)
Class I	—	(500,024)
Total distributions to shareholders	(846,761)	(1,866,964)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,134	887,343
Class I	5,453,537	14,899,646
Reinvestment of distributions:
Class A	31,230	89,314
Class I	745,572	1,603,738
Cost of shares redeemed:
Class A	(732,728)	(1,689,077)
Class I	(10,909,816)	(29,412,486)
Net decrease in net assets from capital transactions	(5,387,071)	(13,621,522)

Total decrease in net assets	(6,663,551)	(10,229,549)

Net Assets:
Beginning of period	37,935,984	48,165,533
End of period	$31,272,433	$37,935,984
Capital Share Transactions:
Shares sold:
Class A	993	34,353
Class I	208,067	571,647
Shares reinvested:
Class A	1,233	3,475
Class I	28,913	61,264
Shares redeemed:
Class A	(28,830)	(67,244)
Class I	(417,917)	(1,142,814)
Net decrease in capital share transactions	(207,541)	(539,319)

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$11,481,136
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,683,248,489)
Sales of long-term investments	1,473,133,301
Return of capital dividends received	4,237,143
Proceeds from securities sold short	357,236,865
Cover short securities	(370,962,048)
Proceeds from written options	2,045,116
Closed written options	(75,052)
Purchases of short-term investments, net	(320,408,778)
Increase in investment securities sold receivable	(7,795,895)
Increase in dividends and interest receivables	(206,962)
Increase in prepaid expenses	(3,136)
Increase in investment securities purchased payable	23,184,680
Increase in advisory fees payable	414,298
Decrease in interest and dividends on securities sold short	(112,604)
Increase in accrued expenses	82,728
Net realized gain	(11,270,462)
Net change in unrealized appreciation/depreciation	(5,549,205)
Net cash used for operating activities	(527,817,364)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	637,562,383
Cost of shares redeemed	(119,506,402)
Dividends paid to shareholders, net of reinvestments	(8,716,931)
Net cash provided by financing activities	509,339,050

Net decrease in cash	(18,478,314)

Cash and cash equivalents
Beginning cash balance	1,620,103
Beginning cash held at brokers	163,746,436
Total beginning cash and cash equivalents	165,366,539

Ending cash balance	-
Ending cash held at brokers	146,888,225
Total ending cash and cash equivalents	$146,888,225
Supplemental disclosure of interest expense paid	$248,408
Non cash financing activities not included herein consist of $45,724,702 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(429,719)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(28,378,792)
Sales of long-term investments	40,483,915
Return of capital dividends received	(23,779)
Proceeds from securities sold short	4,246,143
Cover short securities	(6,793,331)
Proceeds from written options	11,395
Closed written options	(557)
Purchases of short-term investments, net	(6,036,574)
Decrease in investment securities sold receivable	125,565
Decrease in dividends and interest receivables	12,052
Increase in prepaid expenses	(32,791)
Increase in investment securities purchased payable	134,085
Decrease in advisory fees payable	(5,057)
Decrease in interest and dividends on securities sold short	(3,512)
Decrease in accrued expenses	(19,549)
Net amortization on investments	(23,644)
Net realized gain	(479,960)
Net change in unrealized appreciation/depreciation	646,658
Net cash provided by operating activities	3,432,548

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	5,431,875
Cost of shares redeemed	(11,564,303)
Dividends paid to shareholders, net of reinvestments	(69,959)
Net cash used for financing activities	(6,202,387)

Net decrease in cash	(2,769,839)

Cash and cash equivalents
Beginning cash balance	146,872
Beginning cash held at brokers	4,911,000
Total beginning cash and cash equivalents	5,057,872

Ending cash balance	-
Ending cash held at brokers	2,288,033
Total ending cash and cash equivalents	$2,288,033
Supplemental disclosure of interest expense paid	$4,363
Non cash financing activities not included herein consist of $776,802 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.16	$10.33	$10.86	$10.51	$10.63	$10.26
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.04)	(0.14)	-	0.18	(0.06)
Net realized and unrealized gain (loss)	0.21	0.96	0.19	0.55	(0.12)	0.44
Net increase from payments by affiliates	-	-	-	-	- [2,3]	- [3,4]
Total from investment operations	0.12	0.92	0.05	0.55	0.06	0.38

Less Distributions:
From net investment income	(0.27)	-	-	(0.10)	-	-
From net realized gain	(0.58)	(0.09)	(0.58)	(0.10)	(0.18)	(0.01)
Total distributions	(0.85)	(0.09)	(0.58)	(0.20)	(0.18)	(0.01)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$10.43	$11.16	$10.33	$10.86	$10.51	$10.63

Total return[5]	1.20%[6]	8.95%	0.47%	5.26%	0.57%	3.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,316	$56,252	$43,870	$58,887	$78,053	$86,740

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.34%[7,8]	2.08%[8]	2.40%[8]	2.78%[8]	2.43%[8]	3.03%[8]
After fees waived and expenses absorbed/recovered	2.34%[7,8]	2.08%[8]	2.40%[8]	2.78%[8]	2.46%[8]	3.04%[8]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(1.62)%[7]	(0.38)%	(1.34)%	0.03%	1.77%	(0.54)%
After fees waived and expenses absorbed/recovered	(1.62)%[7]	(0.38)%	(1.34)%	0.03%	1.74%	(0.55)%

Portfolio turnover rate	204%[6]	459%	644%	716%	670%	478%

[1]	Based on average daily shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	Annualized.
[8]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.52% for the six months ended March 31, 2022. For the years ended September 30, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.23%, 0.55%, 0.95%, 0.64%, and 1.22% , respectively.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.36	$10.48	$10.97	$10.62	$10.70	$10.30
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.01)	(0.11)	0.04	0.21	(0.03)
Net realized and unrealized gain (loss)	0.21	0.98	0.20	0.54	(0.11)	0.44
Net increase from payments by affiliates	-	-	-	-	- [2,3]	- [3,4]
Total from investment operations	0.14	0.97	0.09	0.58	0.10	0.41

Less Distributions:
From net investment income	(0.30)	-	-	(0.13)	-	-
From net realized gain	(0.58)	(0.09)	(0.58)	(0.10)	(0.18)	(0.01)
Total distributions	(0.88)	(0.09)	(0.58)	(0.23)	(0.18)	(0.01)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$10.62	$11.36	$10.48	$10.97	$10.62	$10.70

Total return[5]	1.36%[6]	9.30%	0.85%	5.52%	0.94%	3.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,145,607	$626,755	$485,864	$576,943	$473,711	$445,110

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.03%[7,8]	1.77%[8]	2.07%[8]	2.47%[8]	2.14%[8]	2.74%[8]
After fees waived and expenses absorbed/recovered	2.03%[7,8]	1.77%[8]	2.07%[8]	2.47%[8]	2.17%[8]	2.75%[8]

Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(1.31)%[7]	(0.07)%	(1.01)%	0.34%	2.06%	(0.25)%
After fees waived and expenses absorbed/recovered	(1.31)%[7]	(0.07)%	(1.01)%	0.34%	2.03%	(0.26)%

Portfolio turnover rate	204%[6]	459%	644%	716%	670%	478%

[1]	Based on average daily shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.

[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.
[8]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.52% for the six months ended March 31, 2022. For the years ended September 30, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.23%, 0.55%, 0.95%, 0.64%, and 1.22% , respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,				For the Period March 1, 2017 through September 30,	For the Year Ended February 28,
	(Unaudited)	2021	2020	2019	2018	2017**	2017
Net asset value, beginning of period	$25.84	$23.90	$27.08	$25.62	$26.92	$26.28	$25.88
Income from Investment Operations:
Net investment income (loss)[1]	0.28	0.86	0.35	0.41	0.24	(0.08)	(0.54)
Net realized and unrealized gain (loss)	(0.64)	2.34	(0.98)	1.72	(0.73)	0.72	1.38
Net increase from payments by affiliates (Note 3)	-	- [2]	-	-	-	-	-
Total from investment operations	(0.36)	3.20	(0.63)	2.13	(0.49)	0.64	0.84

Less Distributions:
From net investment income	(0.60)	(0.89)	(0.58)	(0.67)	-	-	-
From net realized gain	-	-	(1.62)	-	(0.81)	-	(0.44)
From return of capital	-	(0.37)	(0.35)	-	-	-	-
Total distributions	(0.60)	(1.26)	(2.55)	(0.67)	(0.81)	-	(0.44)

Net asset value, end of period	$24.88	$25.84	$23.90	$27.08	$25.62	$26.92	$26.28

Total return[3]	(1.40)%[4]	13.53%	(2.45)%	8.44%	(1.89)%	2.40%[4]	3.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,167	$1,900	$2,460	$5,554	$7,767	$27,016	$30,800

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.23%[5,6]	2.29%[6]	2.19%[6]	2.49%[6]	3.12%[6,7]	3.67%[5,6]	3.71%[6]
After fees waived and expenses absorbed	2.03%[5,6]	2.05%[6]	2.10%[6]	2.33%[6]	2.98%[6,7]	3.67%[5,6]	3.66%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.01%[5]	3.12%	1.30%	1.42%	0.80%	(0.49)%[5]	(2.08)%
After fees waived and expenses absorbed	2.21%[5]	3.36%	1.39%	1.58%	0.94%	(0.49)%[5]	(2.03)%

Portfolio turnover rate	108%[4]	170%	223%	286%	275%	198%[4]	323%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the First Trust Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.18% for six months ended March 31, 2022. For the periods ended 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.27%, 0.31%, 0.50%, 0.78%, 1.42%, and 1.20%, respectively.
[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.85% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 2.25%.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,				For the Period March 1, 2017 through September 30,	For the Year Ended February 28,
	(Unaudited)	2021	2020	2019	2018	2017**	2017
Net asset value, beginning of period	$26.36	$24.35	$27.57	$26.17	$27.40	$26.71	$26.21
Income from Investment Operations:
Net investment income (loss)[1]	0.33	0.93	0.42	0.50	0.33	(0.03)	(0.47)
Net realized and unrealized gain (loss)	(0.66)	2.41	(1.01)	1.74	(0.75)	0.72	1.41
Net increase from payments by affiliates (Note 3)	-	- [2]	-	-	-	-	-
Total from investment operations	(0.33)	3.34	(0.59)	2.24	(0.42)	0.69	0.94

Less Distributions:
From net investment income	(0.65)	(0.94)	(0.64)	(0.84)	-	-	-
From net realized gain	-	-	(1.62)	-	(0.81)	-	(0.44)
From return of capital	-	(0.39)	(0.37)	-	-	-	-
Total distributions	(0.65)	(1.33)	(2.63)	(0.84)	(0.81)	-	(0.44)

Net asset value, end of period	$25.38	$26.36	$24.35	$27.57	$26.17	$27.40	$26.71

Total return[3]	(1.26)%[4]	13.84%	(2.23)%	8.80%	(1.60)%	2.58%[4]	3.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,105	$36,036	$45,706	$47,554	$57,368	$128,676	$111,728

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.91%[5,6]	2.06%[6]	1.92%[6]	2.17%[6]	2.82%[6,7]	3.37%[5,6]	3.41%[6]
After fees waived and expenses absorbed	1.71%[5,6]	1.82%[6]	1.83%[6]	2.01%[6]	2.68%[6,7]	3.37%[5,6]	3.36%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.33%[5]	3.35%	1.57%	1.74%	1.10%	(0.19)%[5]	(1.78)%
After fees waived and expenses absorbed	2.53%[5]	3.59%	1.66%	1.90%	1.24%	(0.19)%[5]	(1.73)%

Portfolio turnover rate	108%[4]	170%	223%	286%	275%	198%[4]	323%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the First Trust Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.18% for the six months ended March 31, 2022. For the periods ended 2021, 2020, 2019 and 2017, the ratios would have been lowered by 0.27%, 0.31%, 0.50%, 0.78%, 1.42%, and 1.20%, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 1.95%.

See accompanying Notes to Financial Statements.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Note 1 – Organization

First Trust Merger Arbitrage Fund (formerly, Vivaldi Merger Arbitrage Fund) (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi -Strategy Fund (formerly, Vivaldi Multi-Strategy Fund) (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Merger Arbitrage Fund is a non-diversified fund. The Multi-Strategy Fund is a diversified fund.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $ 1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed -income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(h) Short-Term Investments

The Merger Arbitrage Fund and the Multi-Strategy Fund invest a significant amount (27.1% and 38.9%, respectively, as of March 31, 2022) in the Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class (“MVRXX”). MVRXX invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. Each Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2021 Annual report of Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class was 0.07%.

(i) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(i) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions once per quarter based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. The Multi-Strategy Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Quarterly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	1.55%
Multi-Strategy Fund	1.85%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until November 1, 2023 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the six months ended March 31, 2022, the Advisor recovered $8,524 of its previously waived advisory fees for the Merger Arbitrage Fund.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2022, are reported as “Fund services fees” on the Statements of Operations. UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses in the amount of $0 for the Merger Arbitrage Fund and $ 35,590 for the Multi-Strategy Fund for the six months ended March 31, 2022. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”). Prior to November 1, 2021, IMST Distributors, LLC served as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2022, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations as follows:

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Fees Paid Indirectly
Merger Arbitrage Fund	$4,709
Multi-Strategy Fund	244

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2022, are reported on the Statements of Operations.

During the year ended September 30, 2021, UMBFS reimbursed the Multi-Strategy Fund $440 for an error during processing. This amount is reported on the Fund’s Statements of Operations and Statements of Changes in Net Assets under the caption “Payment by affiliates.” This payment had no impact on the Fund’s performance.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2022, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 4 – Federal Income Taxes

At March 31, 2022, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,077,324,073	$30,000,848

Gross unrealized appreciation	$18,331,678	$272,687
Gross unrealized depreciation	(18,008,487)	(966,525)
Net unrealized appreciation (depreciation) on investments	$323,191	$(693,838)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$48,613,230	$-
Undistributed long-term capital gains	313,108	-
Accumulated earnings	48,926,338	-

Accumulated capital and other losses	-	(413,713)
Unrealized depreciation on investments	(5,556,865)	(75,787)
Unrealized deferred compensation	(40,837)	(9,556)
Total accumulated earnings (loss)	$43,328,636	$(499,056)

The tax character of distributions paid during the years ended September 30, 2021 and 2020 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2021	2020	2021	2020
Ordinary income	$4,101,016	$33,341,174	$1,337,063	$4,022,509
Net long-term capital gains	63,486	-	-	248,468
Return of Capital	-	-	529,901	790,736
Total taxable distributions	$4,164,502	$33,341,174	$1,866,964	$5,061,713

As of September 30, 2021, the Multi-Strategy Fund had net capital loss carryovers as follows:

Multi-Strategy Fund
Not subject to expiration:
Short-term	$344,936
Long-Term	68,776
Total	$413,712

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2022 and for the year ended September 30, 2021, the Fund received $18,589 and $8,324, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$1,683,239,217	$1,473,108,642	$357,236,865	$370,962,048
Multi-Strategy Fund	28,378,650	40,483,537	4,246,143	6,793,331

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2022, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$834,252,327	$-	$-	$834,252,327
Units	59,758,060	-	-	59,758,060
Warrants	139,715	-	-	139,715
Short-Term Investments	327,946,888	-	-	327,946,888
Total Investments	$1,222,096,990	$-	$-	$1,222,096,990

Liabilities
Securities Sold Short
Common Stocks*	$143,362,083	$-	$-	$143,362,083
Total Securities Sold Short	143,362,083	-	-	143,362,083
Written Options Contracts	1,053,440	34,203	-	1,087,643
Total Securities Sold Short and Options	$144,415,523	$34,203	$-	$144,449,726

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$3,940,547	$-	$3,940,547
Closed-End Funds	10	-	-	10
Collateralized Mortgage Obligations	-	6,765,720	-	6,765,720
Common Stocks*	6,877,195	-	-	6,877,195
Corporate Bonds	-	1,131,233	-	1,131,233
Short-Term Investments	12,173,355	-	-	12,173,355
Total Investments	$19,050,560	$11,837,500	$-	$30,888,060

Liabilities
Securities Sold Short
Common Stocks*	$1,572,038	$-	$-	$1,572,038
Total Securities Sold Short	1,572,038	-	-	1,572,038
Written Options Contracts	8,782	230	-	9,012
Total Securities Sold Short and Options	$1,580,820	$230	$-	$1,581,050

*	All common stocks held in the Funds are Level 1. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Funds did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Multi-Strategy Fund
Closed-End Funds
Balance as of September 30, 2021	$34,548
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	653,753
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	-
Net sales	(688,301)
Principal paydown	-
Balance as of March 31, 2022	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2022.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2022, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$1,087,643
Total		$1,087,643

	Multi-Strategy Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$9,012
Total		$9,012

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2022, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$15,388	$901,366
Total	$15,388	$901,366

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$236	$3,762
Total	$236	$3,762

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(145,100)
Total	$(145,100)

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(1,848)
Total	$(1,848)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2022, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(56,382,383)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(431,950)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2022.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 14 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a -5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 had to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

First Trust Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Effective April 21, 2022, RiverNorth Capital Management, LLC will no longer serve as a sub-advisor to the Multi-Strategy Fund. At a meeting held on April 20-21, 2022, the Board of Trustees approved Glenmede Investment Management, LP as a sub-advisor to the Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

First Trust Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Merger Arbitrage Fund		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$1,000.00	$1,012.00	$11.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.26	11.75
Class I	Actual Performance	1,000.00	1,013.60	10.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.83	10.18

*	Expenses are equal to the Fund’s annualized expense ratios of 2.34% and 2.03% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period) for Class A shares and Class I shares. The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

First Trust Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Multi-Strategy Fund		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$1,000.00	$986.00	$10.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.80	10.20
Class I	Actual Performance	1,000.00	987.40	8.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.42	8.58

*	Expenses are equal to the Fund’s annualized expense ratios of 2.03% and 1.71% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period) for Class A shares and Class I shares. Assumes all dividends and distributions were reinvested.

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The First Trust Funds

 Each a series of Investment Managers Series Trust II

Investment Advisor

 First Trust Capital Management L.P.

 225 West Wacker Drive, Suite 2100

 Chicago, Illinois 60606

Sub-Advisor

 Angel Oak Capital Advisors, LLC

 3344 Peachtree Road Northeast, Suite 1725

Atlanta, Georgia 30326

Sub-Advisor

 Glenmede Investment Management, LP

 1650 Market Street, Suite 1200

Philadelphia, PA 19103

Custodian

 UMB Bank, n.a.

 928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

 Mutual Fund Administration, LLC

 2220 East Route 66, Suite 226

 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

 UMB Fund Services, Inc.

235 West Galena Street

 Milwaukee, Wisconsin 53212

Distributor

 First Trust Portfolios L.P.

120 E. Liberty Drive, Suite 400

 Wheaton, Illinois 60187

FUND INFORMATION

	TICKER	CUSIP
First Trust Arbitrage Fund – Class A	VARAX	46141T 877
First Trust Arbitrage Fund – Class I	VARBX	46141T 869
First Trust Multi-Strategy Fund – Class A	OMOAX	46141T 687
First Trust Multi-Strategy Fund – Class I	OMOIX	46141T 679

Privacy Principles of the First Trust Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the First Trust Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

First Trust Funds

 P.O. Box 2175

Milwaukee, WI 53201

 Toll Free: (877) 779-1999

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2022